Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Current Assets
Cash and cash equivalents	$ 452,654	$ 691,536	$ 1,740,961
Due from related party	26,497		21,583
Prepaid expenses and other	97,682	315,605	257,832
Total Current Assets	576,833	1,007,141	2,020,376
Property and Equipment
Software		19,740	19,740
Office equipment		9,327	9,327
Total Cost		29,067	29,067
Less: accumulated depreciation		20,137	11,692
Property and equipment, net	4,707	8,930	17,375
Other Assets
Operating lease right-of-use assets, net of accumulated amortization	179,591	219,074
Intangible assets, net of accumulated amortization	9,244,790	9,642,454	10,437,782
Security deposit	5,535	5,535	5,535
Total Other Assets	9,429,916	9,867,063	10,443,317
Total Assets	10,011,456	10,883,134	12,481,068
Current Liabilities
Senior convertible notes, net of debt issuance costs	804,643	802,503	230,000
Line of credit payable - related party	500,000
Note payable - Paycheck Protection Program, current portion	72,203
Current maturities of operating lease liability	71,967	77,992
Accrued interest	58,483	21,902	20,343
Accounts payable	73,371	75,612	292,102
Due to related parties		316
Accrued expenses	317,252	213,239	103,259
Total Current Liabilities	1,897,919	1,191,564	645,704
Non-current Liabilities
Note payable - Paycheck Protection Program	90,256
Non-current operating lease liability	114,595	147,390
Net deferred tax liability	1,315,666	1,531,630	2,134,346
Total Liabilities	3,418,436	2,870,584	2,780,050
Commitments and Contingencies
Stockholders' Equity
Common stock, par value $0.0001, 30,000,000 ,100,000,000 and 350,000,000 shares authorized; 5,514,447, 5,486,476 and 5,525,009 issued and outstading at June 30, 2020, December 31, 2019 and December 31, 2018, respectively	552	549	552
Additional paid-in capital	19,182,228	18,994,008	19,124,600
Common stock deemed dividend payable: 28,971 shares at par value		3
Stock subscription receivable			(1,800,000)
Accumulated deficit	(12,589,760)	(10,982,010)	(7,624,134)
Total Stockholders' Equity	6,593,020	8,012,550	9,701,018
Total Liabilities and Stockholders' Equity	$ 10,011,456	$ 10,883,134	$ 12,481,068